Analysis of Net Debt	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Analysis of Net Debt
21.  Analysis of Net Debt

Components of net debt
Net debt comprises cash and cash equivalents, interest-bearing loans and borrowings, lease liabilities and derivative financial instrument assets and liabilities; it enables investors to see the economic effects of these in total (see note 22 for details of the capital and risk management policies employed by the Group). Net debt is commonly used in computations such as net debt as a % of total equity and net debt as a % of market capitalisation.

	As at 31 December 2021		As at 31 December 2020
	Book value $m	Fair value $m	Book value $m	Fair value $m
Cash and cash equivalents (note 23)	5,783	5,783	7,721	7,721
Interest-bearing loans and borrowings (note 24)*	(10,487)	(11,340)	(12,215)	(13,407)
Lease liabilities (note 20)	(1,671)	(1,671)	(1,635)	(1,635)
Derivative financial instruments (net) (note 25)	122	122	188	188
Group net debt	(6,253)	(7,106)	(5,941)	(7,133)

Reconciliation of opening to closing net debt	2021 $m	2020 $m	2019 $m
At 1 January	(5,941)	(7,532)	(7,998)
Movement in year
Increase in interest-bearing loans and borrowings	-	(6,427)	(106)
Repayment of interest-bearing loans and borrowings (i)	1,183	4,943	640
Debt, including lease liabilities, in acquired companies (note 30)	(91)	(12)	(81)
Debt, including lease liabilities, in disposed companies	3	12	463
Effect of adopting IFRS 16	-	-	(2,237)
Net increase in lease liabilities	(249)	(153)	(184)
Repayment of lease liabilities	264	258	356
Net cash flow arising from derivative financial instruments	37	(26)	40
Mark-to-market and other non-cash adjustments	38	22	28
Translation adjustment on financing activities	441	(529)	15
Decrease/(increase) in liabilities from financing activities	1,626	(1,912)	(1,066)
Translation adjustment on cash and cash equivalents	(297)	338	(20)
(Decrease)/increase in cash and cash equivalents	(1,641)	3,165	1,552
At 31 December	(6,253)	(5,941)	(7,532)
The following table shows the effective interest rates on
period-end
fixed and gross debt:

	As at 31 December 2021			As at 31 December 2020
	$m	Interest rate	Weighted average fixed period Years	$m	Interest rate	Weighted average fixed period Years
Interest-bearing loans and borrowings nominal - fixed rate (ii)	(10,052)			(11,822)
Derivative financial instruments - fixed rate	1,800			1,835
Net fixed rate debt including derivatives	(8,252)	2.9%	8.6	(9,987)	2.9%	8.4
Interest-bearing loans and borrowings nominal - floating rate (iii)	(317)			(184)
Cumulative fair value hedge adjustment (ii)	(118)			(209)
Derivative financial instruments - floating rate (ii)	(1,800)			(1,835)
Derivative financial instruments (net) - fair value	122			188
Gross debt including derivative financial instruments, excluding lease liabilities	(10,365)	2.8%		(12,027)	2.7%
Lease liabilities - fixed rate	(1,671)			(1,635)
Gross debt including derivative financial instruments, including lease liabilities	(12,036)			(13,662)
Cash and cash equivalents - floating rate (note 23)	5,783			7,721
Group net debt	(6,253)			(5,941)

(i)	In January 2021 the Group repaid a $400 million bond upon maturity and in April 2021 a € 600 million bond was repaid early when a 3-month par-call option was exercised.

(ii)	Of the Group’s nominal fixed rate debt at 31 December 2021, $1,800 million (2020: $1,835 million) is hedged to a mix of USD LIBOR and EURIBOR floating rates using interest rate swaps.

(iii)	Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.

Currency profile
The currency profile of the Group’s net debt and net worth (capital and reserves attributable to the Company’s equity holders) as at 31 December 2021 and 31 December 2020 is as follows:

	US Dollar $m	euro $m	Pound Sterling $m	Canadian Dollar $m	Philippine Peso $m	Polish Zloty $m	Swiss Franc $m	Other (i) $m	Total $m
Cash and cash equivalents (note 23)	2,266	2,386	365	274	19	166	103	204	5,783
Interest-bearing loans and borrowings (note 24)	(4,665)	(4,479)	(537)	(3)	(431)	-	(361)	(11)	(10,487)
Lease liabilities (note 20)	(856)	(250)	(255)	(150)	(8)	(54)	(47)	(51)	(1,671)
Derivative financial instruments (net) (note 25)	189	1,463	(339)	(606)	(91)	(184)	-	(310)	122
Net debt by major currency including derivative financial instruments	(3,066)	(880)	(766)	(485)	(511)	(72)	(305)	(168)	(6,253)

Non-debt assets and liabilities analysed as follows:
Non-current assets	17,661	4,204	2,614	1,844	1,621	371	608	1,606	30,529
Current assets	4,369	1,498	993	564	176	161	84	377	8,222
Non-current liabilities	(3,115)	(714)	(431)	(213)	(132)	(19)	(168)	(71)	(4,863)
Current liabilities	(2,866)	(1,593)	(1,156)	(348)	(153)	(178)	(83)	(344)	(6,721)
Non-controlling interests	(105)	(45)	-	-	(498)	-	(8)	(25)	(681)
Capital and reserves attributable to the Company’s equity holders	12,878	2,470	1,254	1,362	503	263	128	1,375	20,233

The equivalent disclosure for the prior year is as follows:

Cash and cash equivalents (note 23)	1,886	4,586	319	319	62	149	125	275	7,721
Interest-bearing loans and borrowings (note 24)	(5,134)	(5,589)	(543)	(6)	(546)	-	(374)	(23)	(12,215)
Lease liabilities (note 20)	(797)	(282)	(247)	(156)	(10)	(31)	(54)	(58)	(1,635)
Derivative financial instruments (net) (note 25)	937	736	(344)	(774)	(25)	(111)	-	(231)	188
Net debt by major currency including derivative financial instruments	(3,108)	(549)	(815)	(617)	(519)	7	(303)	(37)	(5,941)

Non-debt assets and liabilities analysed as follows:
Non-current assets	16,199	4,614	2,598	1,905	1,759	368	553	1,787	29,783
Current assets	3,586	1,465	871	519	171	155	85	387	7,239
Non-current liabilities	(3,094)	(678)	(391)	(229)	(177)	(22)	(145)	(97)	(4,833)
Current liabilities	(2,160)	(1,654)	(980)	(338)	(165)	(175)	(91)	(337)	(5,900)
Non-controlling interests	(103)	(54)	-	-	(501)	-	(8)	(26)	(692)
Capital and reserves attributable to the Company’s equity holders	11,320	3,144	1,283	1,240	568	333	91	1,677	19,656

(i)	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Ukrainian Hryvnia, the Serbian Dinar and the Indian Rupee.
Liquidity and capital resources
The following table provides certain information related to our cash generation and changes in our cash and cash equivalents position:

	2021 $m	2020 $m	2019 $m
Net cash inflow from operating activities	4,210	3,938	3,881
Net cash (outflow)/inflow from investing activities	(2,546)	(1,060)	217
Net cash (outflow)/inflow from financing activities	(3,305)	287	(2,546)
(Decrease)/increase in cash and cash equivalents	(1,641)	3,165	1,552
Cash and cash equivalents at beginning of year (note 23)	7,721	4,218	2,686
Effect of exchange rate changes	(297)	338	(20)
Cash and cash equivalents at end of year (note 23)	5,783	7,721	4,218
Lease liabilities	(1,671)	(1,635)	(1,697)
Bank overdrafts (excluding those in notional cash pooling arrangements)	(111)	(120)	(46)
Borrowings	(10,376)	(12,095)	(10,081)
Derivative financial instruments	122	188	74
Total liabilities from financing activities	(12,036)	(13,662)	(11,750)
Net debt at end of year	(6,253)	(5,941)	(7,532)
The Group believes that its financial resources (operating cash together with cash and cash equivalents of $5.8 billion and undrawn committed loan facilities of $4.0 billion) is sufficient to cover the Group’s cash requirements.
At 31 December 2021, US Dollar and euro denominated cash and cash equivalents represented 39% (2020: 24%) and 41% (2020: 59%) of total cash and cash equivalents respectively.
Significant borrowings
The main sources of Group debt funding are public bond markets in Europe and North America. The following external bonds were outstanding as at 31 December 2021:

	Annual coupons	Outstanding (millions)	Final maturity	Hedged to floating rate (millions)
Swiss Franc bonds	1.375%	CHF330	2022	-
euro bonds	3.125%	€ 750	2023	€375
euro bonds	0.875%	€ 500	2023	-
euro bonds	1.875%	€ 600	2024	-
US Dollar bonds	3.875%	$1,250	2025	$875
euro bonds	1.250%	€ 750	2026	-
US Dollar bonds	3.400%	$600	2027	-
US Dollar bonds	3.950%	$900	2028	$500
euro bonds	1.375%	€ 600	2028	-
Pound Sterling bonds	4.125%	£400	2029	-
euro bonds	1.625%	€ 750	2030	-
US Dollar bonds (i)	6.400%	$213	2033	-
US Dollar bonds	5.125%	$500	2045	-
US Dollar bonds	4.400%	$400	2047	-
US Dollar bonds	4.500%	$600	2048	-

(i)
The $300 million bond was issued in September 2003, and at the time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, $87 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2021, the remaining fair value hedge adjustment on the hedged item on the Consolidated Balance Sheet was $35 million (2020: $38 million).